Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen
	2017	2018
Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,175,193
Total	6,424,471	6,175,193
Less accumulated amortization
Customer relationships	(3,388,053)	(3,504,234)
Total	(3,388,053)	(3,504,234)
Intangible assets subject to amortization—net	3,036,418	2,670,959

Intangible assets not subject to amortization:
Telephone rights	35,599	33,709
Trademark	15,000	-
Goodwill	6,169,609	6,082,472
Total	6,220,208	6,116,181

Total intangible assets	¥9,256,626	¥8,787,140

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2019	¥355,410
2020	346,223
2021	336,787
2022	327,101
2023	318,665

Schedule of Goodwill [Table Text Block]
	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2016
Goodwill	¥6,054,340	¥235,551	¥6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	-	-	-

Impairment losses	-	-	-

Balance at March 31, 2017
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	-	-	-

Impairment losses	-	-	-

Sale	(87,137)	-	(87,137)

Balance at March 31, 2018
Goodwill	5,967,203	235,551	6,202,754
Accumulated impairment losses	(120,282)	-	(120,282)
	¥5,846,921	¥235,551	¥6,082,472